UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  28-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

      /s/  Phil Corbet     Guernsey, Channel Islands     May 14, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $901,800 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12890                      Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    45201  7779900 SH       DEFINED 01            5181423        0  2598477
AFFILIATED COMPUTER SERVICES   CL A             008190100    79602  1662187 SH       DEFINED 01            1137700        0   524487
AON CORP                       COM              037389103    65561  1606100 SH       DEFINED 01            1115100        0   491000
BANK OF NEW YORK MELLON CORP   COM              064058100    83487  2955280 SH       DEFINED 01            2066930        0   888350
CISCO SYS INC                  COM              17275R102    74678  4453100 SH       DEFINED 01            2948651        0  1504449
COREL CORP NEW                 COM              21869X103      138    76900 SH       DEFINED 01              76900        0        0
CVS CAREMARK CORPORATION       COM              126650100    76811  2794158 SH       DEFINED 01            1904430        0   889728
FIDELITY NATL INFORMATION SV   COM              31620M106    72890  4004933 SH       DEFINED 01            2697680        0  1307253
FISERV INC                     COM              337738108    73033  2003103 SH       DEFINED 01            1336400        0   666703
IMS HEALTH INC                 COM              449934108    32701  2622408 SH       DEFINED 01            1794700        0   827708
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    76476  1127966 SH       DEFINED 01             780516        0   347450
MEAD JOHNSON NUTRITION CO      COM CL A         582839106     2849    98700 SH       DEFINED 01              90700        0     8000
ORACLE CORP                    COM              68389X105    82619  4572150 SH       DEFINED 01            3117420        0  1454730
PFIZER INC                     COM              717081103    68977  5064400 SH       DEFINED 01            3536400        0  1528000
THERMO FISHER SCIENTIFIC INC   COM              883556102    66777  1872090 SH       DEFINED 01            1257800        0   614290